Prepaid Charter Revenue	12 Months Ended
Dec. 31, 2014
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue

6. Prepaid Charter Revenue

As at December 31, 2014 and 2013 the balance of the account is analyzed as follows:

Description	2014	2013
a) Deferred asset from varying charter rates	$0	$192
b) Prepaid charter revenue from time-charter attached	6,364	17,974
Total	$6,364	$18,166

The amounts presented as Prepaid charter revenue in the accompanying consolidated balance sheets as of December 31, 2014 and 2013 comprise (a) a deferred asset resulting from charter agreements with varying charter rates over their term, for which revenue was recognized on a straight-line basis at their average rates until the time charter agreements expiration, and (b) the unamortized balance of an asset associated with vessels acquired with time charters attached at values above their charter-free fair market values at the time of acquisition, which is amortized to revenue over the period of the respective time charter agreements. As of December 31, 2014, the unamortized balance of the account relates to the vessels “APL Garnet” and “Hanjin Malta”, with the earliest redelivery dates of the vessels to the owners as per the respective time charter agreements falling in August 2015 and March 2016, respectively.

The movement of the prepaid charter revenue from vessel acquisitions with time-charter attached as of December 31, 2014 and 2013 was as follows:

	Gross Amount	Accumulated Amortization		Net Amount

Balance, December 31, 2012	$42,000	$(12,204)	$	$ 29,796
Additions	8,500	-		8,500
Amortization for the period	-	(20,322)		(20,322)
Write-off of fully amortized assets	(8,000)	8,000		-
Balance, December 31, 2013	$42,500	$(24,526)	$	$ 17,974
Amortization for the period	-	(11,610)		(11,610)
Write-off of fully amortized assets	(9,000)	9,000		-
Balance, December 31, 2014	$33,500	$(27,136)	$	$ 6,364

The amortization to revenues for 2014, 2013 and 2012 is separately reflected in Prepaid charter revenue amortization in the accompanying consolidated statements of operations. The expected aggregate amortization of the prepaid charter revenue from vessel acquisitions with time-charter attached for each of the succeeding years is as follows:

Period	Amount
Year 1	$5,669
Year 2	$695